Subsequent events (Details Narrative)	Jun. 30, 2024 USD ($) shares
Statement [Line Items]
Total proceeds	$ 5,542,952
Loans amount	$ 1,866,370
Class B Common Shares [Member]
Statement [Line Items]
Class B Shares Issued for Settlement | shares	950,000